TT Europe Portfolio

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                                                 VALUE (NOTE 1)
COMMON STOCKS - 158.72%                                SHARES               US$
-------------------------------------------------------------------------------
AUSTRIA - 4.02%
DIVERSIFIED TELECOMMUNICATIONS - 4.02%
Telekom Austria AG #                                      172             1,741
-------------------------------------------------------------------------------
TOTAL AUSTRIA                                                             1,741
-------------------------------------------------------------------------------

FINLAND - 10.44%
DIVERSIFIED TELECOMMUNICATIONS - 7.11%
Nokia Oyj                                                 194             3,082
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 3.33%
UPM - Kymmene Oyj                                          45             1,444
-------------------------------------------------------------------------------
TOTAL FINLAND                                                             4,526
-------------------------------------------------------------------------------

FRANCE - 21.51%
AUTOMOBILES - 3.86%
PSA Peugeot Citroen                                        41             1,671
-------------------------------------------------------------------------------

BANKS - 1.60%
Credit Agricole SA                                         46               694
-------------------------------------------------------------------------------

BUILDING MATERIALS - 2.09%
Lafarge SA                                                 12               904
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 2.25%
Bouygues SA                                                35               977
-------------------------------------------------------------------------------

MEDIA - 1.48%
Television Francaise                                       24               641
-------------------------------------------------------------------------------

OIL & GAS - 4.94%
TotalFinaElf SA                                            15             2,141
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.76%
Aventis SA                                                 30             1,630
-------------------------------------------------------------------------------

RETAILERS - 1.53%
Pinault-Printemps-Redoute SA                                9               662
-------------------------------------------------------------------------------
TOTAL FRANCE                                                              9,320
-------------------------------------------------------------------------------

GERMANY - 6.32%
AIRLINES - 2.13%
Deutsche Lufthansa - Registered #                         100               921
-------------------------------------------------------------------------------

AUTOMOBILES - 2.66%
Bayerische Motoren Werke AG                                38             1,152
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 1.53%
Man AG                                                     48               662
-------------------------------------------------------------------------------
TOTAL GERMANY                                                             2,735
-------------------------------------------------------------------------------

GREECE - 6.49%
COMMUNICATIONS - 3.30%
Hellenic Telecommunications Organization                  130             1,431
-------------------------------------------------------------------------------

ELECTRIC UTILITIES - 3.19%
Public Power Corp                                         100             1,384
-------------------------------------------------------------------------------
TOTAL GREECE                                                              2,815
-------------------------------------------------------------------------------

ITALY - 9.38%
DIVERSIFIED TELECOMMUNICATIONS - 3.40%
Telecom Italia Spa                                        194             1,471
-------------------------------------------------------------------------------

OIL & GAS - 5.98%
ENI Spa                                                   163             2,590
-------------------------------------------------------------------------------
TOTAL ITALY                                                               4,061
-------------------------------------------------------------------------------

LUXEMBOURG - 2.13%
METALS & MINING - 2.13%
Arcelor #                                                  75               922
-------------------------------------------------------------------------------
TOTAL LUXEMBOURG                                                            922
-------------------------------------------------------------------------------

NETHERLANDS - 13.86%
DIVERSIFIED FINANCIALS - 2.70%
ING Groep NV                                               69             1,168
-------------------------------------------------------------------------------

FOOD PRODUCTS - 2.83%
Unilever NV- CVA                                           20             1,228
-------------------------------------------------------------------------------

HOUSEHOLD DURABLES - 2.14%
Royal Philips Electronics NV                               53               928
-------------------------------------------------------------------------------

OIL & GAS - 6.19%
Royal Dutch Petroleum Co                                   61             2,684
-------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                         6,008
-------------------------------------------------------------------------------

                                                                 VALUE (NOTE 1)
COMMON STOCKS (continued)                              SHARES               US$
-------------------------------------------------------------------------------
PORTUGAL - 2.89%
DIVERSIFIED TELECOMMUNICATIONS - 2.89%
Portugal Telecom, SGPS, SA                                182             1,250
-------------------------------------------------------------------------------
TOTAL PORTUGAL                                                            1,250
-------------------------------------------------------------------------------

SPAIN - 7.86%
AIRLINES - 1.49%
Iberia Lineas Aereas de Espana SA                         440               646
-------------------------------------------------------------------------------

BEVERAGES, FOOD & TOBACCO - 5.05%
Altadis SA                                                 96             2,189
-------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 1.32%
Indra Sistemas, SA                                         84               571
-------------------------------------------------------------------------------

TOTAL SPAIN                                                               3,406
-------------------------------------------------------------------------------

SWITZERLAND - 11.66%
BANKS - 7.78%
Credit Suisse Group #                                      48             1,041
UBS AG - Registered #                                      48             2,332
-------------------------------------------------------------------------------
                                                                          3,373
-------------------------------------------------------------------------------

INSURANCE - 3.88%
Zurich Financial Services AG                               18             1,679
-------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                         5,052
-------------------------------------------------------------------------------

UNITED KINGDOM - 62.16%
BANKS - 23.36%
HBOS PLC                                                  324             3,416
HSBC Holdings PLC                                         270             2,983
Lloyds TSB Group PLC                                      148             1,062
Royal Bank of Scotland Group PLC                           46             1,102
Standard Chartered PLC                                    137             1,557
-------------------------------------------------------------------------------
                                                                         10,120
-------------------------------------------------------------------------------

BEVERAGES, FOOD & TOBACCO - 6.71%
British American Tobacco PLC                              193             1,928
Diageo PLC                                                 90               978
-------------------------------------------------------------------------------
                                                                          2,906
-------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 2.75%
BAA PLC                                                   147             1,192
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS - 2.41%
3i Group PLC                                              117             1,045
-------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATIONS - 1.54%
Vodafone Group PLC                                        366               667
-------------------------------------------------------------------------------

ELECTRIC UTILITIES - 2.82%
National Grid Transco PLC                                 166             1,220
-------------------------------------------------------------------------------

INSURANCE - 1.68%
Royal & Sun Alliance Insurance
Group PLC                                                 375               729
-------------------------------------------------------------------------------

MEDIA - 2.95%
British Sky Broadcasting Group PLC #                       60               617
Carlton Communications PLC                                307               663
-------------------------------------------------------------------------------
                                                                          1,280
-------------------------------------------------------------------------------

OIL & GAS - 5.50%
BP PLC                                                    347             2,385
-------------------------------------------------------------------------------

PHARMACEUTICALS - 10.06%
AstraZeneca PLC                                            49             1,751
GlaxoSmithKline PLC                                       136             2,609
-------------------------------------------------------------------------------
                                                                          4,360
-------------------------------------------------------------------------------

RETAILERS - 2.38%
Marks & Spencer Group PLC                                 204             1,033
-------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                     26,937
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $68,876)                                                           68,773
-------------------------------------------------------------------------------

TOTAL INVESTMENTS - 158.72%
(COST $68,876)                                                           68,773
LIABILITIES IN EXCESS OF OTHER ASSETS (58.72%)                          (25,444)
-------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                 43,329
-------------------------------------------------------------------------------

# Non-income producing security.

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                   US$
----------------------------------------------------------------------
ASSETS:
Investments, at value*                                          68,773
Foreign currency**                                               1,886
Dividends and interest receivable                                   84
Recoverable foreign taxes                                           83
----------------------------------------------------------------------
Total assets                                                    70,826
----------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                  210
Payable for investment advisory fees                                26
Due to custodian                                                 2,473
Accrued expenses and other liabilities                          24,788
----------------------------------------------------------------------
Total liabilities                                               27,497
----------------------------------------------------------------------
NET ASSETS                                                      43,329
----------------------------------------------------------------------
* Cost of Investments                                           68,876
----------------------------------------------------------------------
** Cost of Foreign Currency                                      1,848
----------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                                                                     US$
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                      258
Dividend income*                                                                   1,665
----------------------------------------------------------------------------------------
Total income                                                                       1,923
----------------------------------------------------------------------------------------

EXPENSES:
Accounting and custody fees                                                       87,714
Administration fees                                                               50,927
Trustees' fees and expenses                                                       18,393
Audit fees                                                                        13,859
Investment advisory fee                                                              379
Printing and postage expense                                                       7,813
Legal services                                                                     2,166
----------------------------------------------------------------------------------------
Total expenses                                                                   181,251
Less expense waiver and/or reimbursement                                        (180,171)
----------------------------------------------------------------------------------------
Net expenses                                                                       1,080
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                843
----------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment security transactions                                                 (11,299)
Foreign currency transactions and forward foreign currency exchange contracts        450
----------------------------------------------------------------------------------------
                                                                                 (10,849)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                             (1,883)
Foreign currency transactions and forward foreign currency exchange contracts         51
----------------------------------------------------------------------------------------
                                                                                  (1,832)
----------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                          (12,681)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             (11,838)
----------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                      220
----------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               PERIOD FROM
                                                                                         FEBRUARY 12, 2001
                                                                                          (COMMENCEMENT OF
                                                                          YEAR ENDED   OPERATIONS) THROUGH
                                                                   DECEMBER 31, 2002     DECEMBER 31, 2001
                                                                                 US$                   US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                            843                 1,384
Net realized loss                                                            (10,849)              (18,001)
Net change in unrealized appreciation/(depreciation)                          (1,832)                1,777
----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         (11,838)              (14,840)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                                133,775               186,969
Withdrawals                                                                 (211,034)              (39,703)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions              (77,259)              147,266
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (89,097)              132,426
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of year                                                            132,426                     -
----------------------------------------------------------------------------------------------------------
End of year                                                                   43,329               132,426
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001. The TT Europe Mutual Fund held 99.9% of the Portfolio as of December 31, 2002.

   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION

      The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

   2. SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

   3. FEDERAL INCOME TAXES

      The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

      It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   4. FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

      Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   5. FOREIGN CURRENCY TRANSLATION

      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

      As of December 31, 2002, the Portfolio had no open forward foreign currency exchange contracts outstanding.

B. INVESTMENT ADVISORY AGREEMENT

   Pursuant to the Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly at an annual rate equal to 0.50% of the Portfolio's average net assets.

C. SECURITY TRANSACTIONS

   Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the year ended December 31, 2002, were as follows:

   COST OF PURCHASES                         PROCEEDS FROM SALES
   US$                                                       US$
   -------------------------------------------------------------
   131,806                                               128,975

   At December 31, 2002 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                      UNREALIZED           UNREALIZED        NET UNREALIZED
   TAX COST         APPRECIATION         DEPRECIATION          DEPRECIATION
   US$                       US$                  US$                   US$
   ------------------------------------------------------------------------
   69,841                  2,684               (3,752)               (1,068)

D. FINANCIAL HIGHLIGHTS

   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                         FOR THE
                                                 YEAR ENDED         PERIOD ENDED
                                          DECEMBER 31, 2002   DECEMBER 31, 2001*
   -----------------------------------------------------------------------------
   Ratio of expenses                                   1.43%                1.36%+
   Ratio of gross expenses                           239.81%              190.42%+
   Ratio of net investment income                      1.12%                1.60%+
   Portfolio Turnover                                   179%                 227%
   Total Return                                      (13.99)%             (14.65)%^

* For the period February 12, 2001 (commencement of operations) through December 31, 2001.
+  Annualized.
^  Not annualized.

TT Europe Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of TT International U.S.A. Master Trust (the Trust) and the Shareholders of TT Europe Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT Europe Portfolio (one of the portfolios constituting TT International U.S.A. Master Trust, hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 14, 2003

MANAGEMENT OF THE FUND AND THE PORTFOLIO (UNAUDITED)

The management and affairs of the Fund are supervised by the Trustees of the Feeder Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

The Trustees and officers of the Feeder Trust and the Portfolio Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period) and other directorships they hold, and the number of investment companies managed by TT International that they oversee are set forth below. Unless otherwise indicated below, the address of each Trustee and officer is 200 Clarendon Street, Boston, Massachusetts 02116. Each Trustee and officer holds office for the lifetime of the Trusts unless that individual resigns, retires or is otherwise removed or replaced.

TRUSTEES OF THE FEEDER TRUST AND THE PORTFOLIO TRUST

NON-INTERESTED TRUSTEES(1)

                                                                                             PRINCIPAL OCCUPATION(S)
                                            TERM OF OFFICE  NUMBER OF PORTFOLIOS              DURING PAST 5 YEARS;
                        POSITION(S) HELD    AND LENGTH OF     IN FUND COMPLEX               OTHER DIRECTORSHIPS HELD
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED    OVERSEEN BY TRUSTEE                     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
John A. Benning         Trustee of the      Since           TT International      Retired (since 2001); Senior Vice President
Age: 68                 Feeder Trust and    August 2000     U.S.A. Master &       and General Counsel, Liberty Financial
                        the Portfolio                       Feeder Trusts: 4      Companies, Inc. (financial services) (1998-2001).
                        Trust                               Portfolios
                                                                                  Trustee, Liberty All-Star Equity Fund (one
                                                                                  mutual fund) and Director, Liberty All-Star
                                                                                  Growth Fund, Inc. (one mutual fund) (since
                                                                                  October 2002); Director, ICI Mutual Insurance
                                                                                  Company (since June 2000); Director, SageLife
                                                                                  Assurance of America (variable annuity
                                                                                  insurance company) (since June 2000); General
                                                                                  Partner, Mad River Green Partners (real
                                                                                  estate) (since 1972).


Peter O. Brown          Trustee of the      Since           TT International      Counsel, Harter, Secrest & Emery LLP (law
Age: 62                 Feeder Trust and    August 2000     U.S.A. Master &       firm) (since 2001); Partner, Harter, Secrest &
                        the Portfolio                       Feeder Trusts: 4      Emery LLP (from 1998-2000).
                        Trust                               Portfolios
                                                                                  Trustee, CGM Trust (five mutual funds) and
                                                                                  CGM Capital Development Fund (one mutual
                                                                                  fund) (since June 1993).

Robert W. Uek           Trustee of the      Since           TT International      Self-Employed Consultant (since 1999);
Age: 61                 Feeder Trust and    August 2000     U.S.A. Master &       Partner, PricewaterhouseCoopers LLP
                        the Portfolio                       Feeder Trusts: 4      (accounting firm) (1997 to June 1999).
                        Trust                               Portfolios
                                                                                  Trustee, Hillview Investment Trust II (three
                                                                                  mutual funds) (since September 2000).

(1) Non-Interested Trustees are those Trustees who are not "interested persons" of the Feeder Trust or the Portfolio Trust as defined in the 1940 Act.

INTERESTED TRUSTEES(2)

                                                                                             PRINCIPAL OCCUPATION(S)
                                            TERM OF OFFICE  NUMBER OF PORTFOLIOS              DURING PAST 5 YEARS;
                        POSITION(S) HELD    AND LENGTH OF     IN FUND COMPLEX               OTHER DIRECTORSHIPS HELD
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED    OVERSEEN BY TRUSTEE                     BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett(3)   Trustee of the      Since           TT International      Managing Partner, TT International (since
Age: 45                 Feeder Trust and    August 2000     U.S.A. Master &       September 1998); Director, Brunswick
                        the Portfolio                       Feeder Trusts: 4      UBS Warburg Ltd. (investment banking)
                        Trust                               Portfolios            (May 1998 to August 1998); Director, Dalgland
                                                                                  Nominees (PM) Ltd. (nominee company)
                                                                                  (November 1995 to August 1998);
                                                                                  Chairman, Fenway Services Limited
                                                                                  (securities trader) (November 1997 to
                                                                                  August 1998); Director, Warburg Dillon Read
                                                                                  Securities (South Africa) (stock broker)
                                                                                  (October 1995 to August 1998).

                                                                                  Director, TJA Inc.(investment company) (since
                                                                                  November 2002); Chairman, TT International
                                                                                  Bermuda Ltd. (since November 2001).
                                                                                  Director, TT International Funds PLC
                                                                                  (investment management) (since August 2001);
                                                                                  Director, TT International Advisors Inc.
                                                                                  (investment marketing) (since March 2001);
                                                                                  Director, TT Europe Alpha Fund Ltd.
                                                                                  (investment management) (since July 2000);
                                                                                  Director, TT Europe Beta Fund Ltd. (investment
                                                                                  management) (since June 2000); Director,
                                                                                  TT Crosby Limited (investment holding
                                                                                  company) (since January 1999).

J. Luther King, Jr.(4)  Trustee of the      Since           TT International      Chairman, President and Director, Luther
Age: 62                 Portfolio Trust     August 2000     U.S.A. Master         King Capital Management Corporation
                                                            Trust: 2 Portfolios   (investment counseling) (since March 1979).

                                                            LKCM International    Director, V.P., DK Leasing Corp. (private plane)
                                                            Fund: 1 Portfolio     (since April 1993); Member, Investment
                                                                                  Advisory Committee, Board of Trustees of the
                                                                                  Employees Retirement System of Texas (since
                                                                                  September 1987); President, 4K Land & Cattle
                                                                                  Company (since November 1994); Director, Hunt
                                                                                  Forest Products (lumber) (since February 1993);
                                                                                  Board of Governors, Investment Company Association
                                                                                  of America (trade organization) (since May 1991);
                                                                                  Board Chairman, JLK Venture Corp. (private equity)
                                                                                  (since June 1995); Director, LKCM Funds
                                                                                  (investment company) (since July 1994); Director,
                                                                                  Ruston Industrial Corp. (forest products) (since
                                                                                  February 1993); Director, Southwestern Exposition
                                                                                  & Livestock (since April 1997); President,
                                                                                  Southwest JLK (holding company of LKCM) (since
                                                                                  February 1983); Trustee, Texas Christian
                                                                                  University (since March 1992); Director,
                                                                                  Treasurer, Texas Southwestern Cattleraisers
                                                                                  Foundation (since November 1995); Investment
                                                                                  Advisory Committee, University of Texas Investment
                                                                                  Management (since June 1996); Director, XTO (oil &
                                                                                  gas) (since April 1991).

(2) Interested Trustees are those Trustees who are "interested persons" of the Feeder Trust or the Portfolio Trust as defined in the 1940 Act.

(3) Mr. Burnett is deemed to be an "interested" Trustee of the Feeder Trust and the Portfolio Trust because of his affiliation with TT International, the investment manager of the Fund and the Portfolio.

(4) Mr. King is deemed to be an "interested" Trustee of the Portfolio Trust because of his ownership of shares of LKCM International Fund, which invests substantially all of its assets in the Portfolio Trust, and because of his affiliation with Luther King Capital Management, the investment adviser to the LKCM International Fund.

OFFICERS OF THE FEEDER TRUST AND THE PORTFOLIO TRUST


                                            TERM OF OFFICE
                        POSITION(S) HELD    AND LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 NAME, AND AGE          WITH THE TRUSTS      TIME SERVED                          AND DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
David J.S. Burnett      Trustee and         Since           Managing Partner, TT International (since September 1998);
Age: 45                 President           August 2000     Director, Brunswick UBS Warburg Ltd. (investment banking)
                                                            (May 1998 to August 1998), Director, Dalgland Nominees (PM) Ltd.
                                                            (nominee company) (November 1995 to August 1998); Chairman, Fenway
                                                            Services Limited (securities trader) (November 1997 to August 1998);
                                                            Director, Warburg Dillon Read Securities (South Africa) (stock broker)
                                                            (October 1995 to August 1998).

                                                            Director, TJA Inc.(investment company)(since November 2002); Chairman,
                                                            TT International Bermuda Ltd. (since November 2001); Director, TT
                                                            International Funds PLC (investment management) (since August 2001);
                                                            Director, TT International Advisors Inc. (investment marketing) (since
                                                            March 2001); Director, TT Europe Alpha Fund Ltd. (investment management)
                                                            (since July 2000); Director, TT Europe Beta Fund Ltd. (investment management) (since June 2000); Director, TT Crosby Limited (investment holding company) (since January 1999).

S. Austin Allison       Secretary           Since           Partner, Head of Compliance & Legal, TT International (since January
Age: 55                                     August 2000     2001); Head of Compliance and Legal, TT International (June 2000 to
                                                            December 2000); Director, TT Investment Advisors Inc. (since March
                                                            2001); Director, TT International Funds PLC (since August 2001);
                                                            Director, TT International (Bermuda) Limited (since Novmeber 2001);
                                                            Director, TJA Inc. (investment company) (since November 2002); Director,
                                                            Legal & Compliance, Westdeutsche Landesbank Group (banking, financial services) (January 1997 to June 2000).

Graham Barr             Treasurer           Since           Financial Controller, TT International (since June 1998); Company
Age: 37                                     August 2000     Secretary, TT Crosby Ltd. (investment holding company) (from November
                                                            1999 to November 2002); Head of Investment Accounting, AIB Govett Asset
                                                            Management (fund management) (August 1993 to June 1998).

Jeff Gaboury            Assistant           Since           Director, Mutual Fund Administration, Investors Bank & Trust Company
Age: 34                 Treasurer           August 2000     (since October 1996).

Jill Grossberg          Assistant           Since           Director and Counsel, Mutual Fund Administration, Investors Bank &
Age: 56                 Secretary           August 2000     Trust Company (since April 2000); Assistant Vice President and
                                                            Associate Counsel, Putnam Investments (March 1995 to March 2000).

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